Note 16 - Segment Information - Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 23,785,346	$ 15,842,567	$ 65,705,122	$ 64,999,611
Net revenues	23,785,346	15,842,567	65,705,122	64,999,611
Cost of revenues	20,786,445	13,300,805	55,861,403	54,721,710
Gross Margin			$ 9,843,719	$ 10,277,901
Gross margin %			15.00%	16.00%
Selling, general and administrative	1,911,850	2,319,911	$ 7,016,044	$ 9,341,784
Non-cash compensation			2,718,152	2,050,862
Provision for bad debt	694,678	442,778	1,566,804	1,350,177
Depreciation and amortization	735,678	779,443	3,035,799	3,120,243
Interest expense (income), net			1,446,640	1,112,527
Gain on disposition	(13,500)		(13,500)
Other expense (income)	(987,766)	(9,740)	50,268	(1,459,615)
Net (loss) income for segment	290,422	(1,377,444)	(5,976,488)	(6,564,643)
Goodwill	7,681,186		7,681,186	7,681,186
Other segment assets			19,145,544	15,357,962
Total segment assets	28,290,632		26,826,730	23,039,148
Goodwill, Impairment Loss	$ 0	$ 0	0	1,326,566
North American Transaction Solutions [Member]
Revenues			62,556,698	61,778,002
Net revenues			62,556,698	61,778,002
Cost of revenues			53,593,342	52,395,752
Gross Margin			$ 8,963,356	$ 9,382,250
Gross margin %			14.00%	15.00%
Selling, general and administrative			$ 2,717,009	$ 2,587,411
Non-cash compensation				48,433
Provision for bad debt			1,563,847	1,369,015
Depreciation and amortization			3,013,256	3,084,013
Interest expense (income), net			1,398,617	1,069,506
Gain on disposition			(13,500)
Other expense (income)			(18,455)	300,225
Net (loss) income for segment			302,582	923,647
Goodwill			6,671,750	6,671,750
Other segment assets			18,777,772	14,906,737
Total segment assets			25,449,522	21,578,487
Goodwill, Impairment Loss
International Transaction Solutions [Member]
Revenues			3,148,424	3,221,609
Net revenues			3,148,424	3,221,609
Cost of revenues			2,268,061	2,325,958
Gross Margin			$ 880,363	$ 895,651
Gross margin %			28.00%	28.00%
Selling, general and administrative			$ 974,680	$ 1,077,294
Non-cash compensation
Provision for bad debt			2,957	(18,838)
Depreciation and amortization			22,543	36,230
Interest expense (income), net				282
Gain on disposition
Other expense (income)			4,491	(1,482,196)
Net (loss) income for segment			(124,308)	(43,687)
Goodwill			1,009,436	1,009,436
Other segment assets			367,771	451,225
Total segment assets			1,377,207	1,460,661
Goodwill, Impairment Loss				1,326,566
Corporate Segment [Member]
Revenues
Net revenues
Cost of revenues
Gross Margin
Gross margin %
Selling, general and administrative			$ 3,324,355	$ 5,677,079
Non-cash compensation			2,718,152	2,002,429
Provision for bad debt
Depreciation and amortization
Interest expense (income), net			48,023	42,739
Gain on disposition
Other expense (income)			64,232	(277,644)
Net (loss) income for segment			(6,154,762)	(7,444,603)
Goodwill
Other segment assets
Total segment assets
Goodwill, Impairment Loss
North America [Member]
Revenues			62,556,698	61,778,002
Long-lived assets			12,421,144	13,325,444
Net revenues			62,556,698	61,778,002
Russia and Cayman Islands [Member]
Revenues			3,148,424	3,221,609
Long-lived assets			1,028,796	1,048,801
Net revenues			$ 3,148,424	$ 3,221,609